Expense Example - FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO - FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO - Fidelity Treasury Only Money Market Fund	Jan. 27, 2025 USD ($)
Expense Example:
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468